Financial risk management (Details 10) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis	$ (10)
Remote Scenario [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis	$ (20)